Stock Option Plan (Tables)	12 Months Ended
Dec. 31, 2013
Disclosure Of Compensation Related Costs Sharebased Payments [Abstract]
Schedule of Weighted-Average Black-Scholes Fair Value Assumptions

The fair value of each grant is estimated on the date of grant using the Black-Scholes option-pricing model with the following weighted average assumptions used for grants in 2013, 2012 and 2011:

	2013	2012	2011

Expected dividends	1.12%	1.08%	1.12%
Expected term (in years)	9.56	6.09	7.75
Expected volatility	25%	27%	25%
Risk-free rate	2.04%	1.27%	2.74%

Summary of the Stock Option Activity

A summary of the stock option activity for 2013, 2012 and 2011 is as follows:

	2013		2012		2011
	Shares	Weighted Average Exercise Price	Shares	Weighted Average Exercise Price	Shares	Weighted Average Exercise Price
Outstanding at beginning of year	48,987	$34.24	52,708	$31.24	53,892	$29.46
Granted	5,500	44.16	6,000	42.06	4,500	39.88
Exercised	(5,973)	26.00	(8,788)	21.50	(5,284)	20.76
Forfeited or expired	(860)	33.07	(933)	34.85	(400)	23.63

Outstanding at end of year	47,654	$36.43	48,987	$34.24	52,708	$31.24

Options exercisable at year end	12,009	$32.35	11,453	$29.69	13,227	$25.00

Summary of Information about Stock Options

The following table summarizes information about stock options outstanding at December 31, 2013:

	Options Outstanding			Options Exercisable
Range of Exercise Prices	Number Outstanding at 12/31/13	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term	Number Exercisable at 12/31/13	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term

$ 17.20 - $ 25.79	3,682	$23.27	.9 years	2,075	$23.44	.9 years
$ 25.80 - $ 38.70	29,122	$35.09	4.9 years	8,984	$33.50	4.3 years
$ 38.71 - $ 45.75	14,850	$42.32	8.4 years	950	$40.88	7.6 years

	47,654			12,009

Aggregate intrinsic value (in thousands)	$444			$161